Consolidated Statement of Cash Flows	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Cash flows from/(used in) operating activities
Receipts from customers	$ 8,771,325	$ 5,745,162	$ 121,190
Payments to suppliers and employees	(20,453,567)	(13,802,170)	(7,747,186)
R&D tax incentive and other grants received	1,959,147	2,397,552	1,330,067
Net cash flows (used in) operating activities	(9,723,095)	(5,659,456)	(6,295,929)
Cash flows from/(used in) investing activities
Purchases of plant and equipment	(17,552)	(63,926)	(748,706)
Purchases of intangible assets		(32,868)
Interest received	191,803	36,256
Payment for purchase of business, net of cash acquired	(486,188)	(3,400,625)
Net cash flows (used in) investing activities	(311,937)	(3,461,163)	(748,706)
Cash flows from/(used in) financing activities
Proceeds from the issue of shares	7,172,399		15,897,629
Equity transaction costs	(916,060)	(10,474)	(1,956,691)
Principal elements of lease payments	(336,396)	(268,590)	(236,893)
Interest paid			(14,049)
Net cash flows from/(used in) financing activities	5,919,943	(279,064)	13,689,996
Net (decrease)/ increase in cash and cash equivalents	(4,115,089)	(9,399,683)	6,645,361
Cash and cash equivalents at beginning of year	11,731,325	20,902,282	14,214,160
Net foreign exchange difference	234,961	228,726	42,761
Cash and cash equivalents at end of year	$ 7,851,197	$ 11,731,325	$ 20,902,282